SHARE CAPITAL AND SHARE-BASED PAYMENTS - Stock Options Outstanding and Exercisable (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options outstanding (in shares) | shares	1,405,436	1,802,623	2,638,749
Weighted average remaining contractual life (years)	4 years 6 months
Stock options exercisable (in shares) | shares	1,033,700
Weighted average exercise price (C$/option)	$ 15.89
5.83 - 11.16
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options outstanding (in shares) | shares	415,887
Weighted average remaining contractual life (years)	2 years 6 months
Stock options exercisable (in shares) | shares	364,219
Weighted average exercise price (C$/option)	$ 9.27
11.17 - 17.06
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options outstanding (in shares) | shares	447,821
Weighted average remaining contractual life (years)	4 years 7 months 6 days
Stock options exercisable (in shares) | shares	365,793
Weighted average exercise price (C$/option)	$ 15.57
17.07 - 27.04
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options outstanding (in shares) | shares	431,218
Weighted average remaining contractual life (years)	5 years 9 months 18 days
Stock options exercisable (in shares) | shares	286,708
Weighted average exercise price (C$/option)	$ 23.92
27.05 - 29.09
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options outstanding (in shares) | shares	110,510
Weighted average remaining contractual life (years)	6 years 4 months 24 days
Stock options exercisable (in shares) | shares	16,980
Weighted average exercise price (C$/option)	$ 29.09
Minimum | 5.83 - 11.16
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price, share options outstanding (C$ per share)	5.83
Minimum | 11.17 - 17.06
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price, share options outstanding (C$ per share)	11.17
Minimum | 17.07 - 27.04
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price, share options outstanding (C$ per share)	17.07
Minimum | 27.05 - 29.09
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price, share options outstanding (C$ per share)	27.05
Maximum | 5.83 - 11.16
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price, share options outstanding (C$ per share)	11.16
Maximum | 11.17 - 17.06
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price, share options outstanding (C$ per share)	17.06
Maximum | 17.07 - 27.04
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price, share options outstanding (C$ per share)	27.04
Maximum | 27.05 - 29.09
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price, share options outstanding (C$ per share)	$ 29.09